Loans Receivable, Net - Summary of Loans to Officers, Directors and Their Affiliates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Balance at beginning of period	$ 4,022	$ 4,800
New loans	682	669
Principal repayments	(860)	(1,447)
Balance at end of period	$ 3,844	$ 4,022